Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization	$ 279,808	$ 268,935	$ 246,874
Capitalized interest cost	3,616	3,543	$ 5,832
Property, plant and equipment, net	3,592,813	3,423,395
Bahamas And Canada
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 57,665	$ 58,332